Schedule of Property and Equipment Annual Rate (Details)	12 Months Ended
Dec. 31, 2021
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation rate	33.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation rate	7.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation rate	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, terms	Over the term of the lease or the useful life of the improvements, whichever is shorter